RESTRICTED NET ASSETS - Additional Information (Details) $ in Thousands	Dec. 31, 2022 USD ($)
RESTRICTED NET ASSETS
Restricted net assets	$ 343,675
Restricted assets attributable to VIEs	138,700
Statutory reserves	$ 204,975